LIQUIDITY AND CAPITAL RESOURCES (Details Textual) - USD ($)	Jul. 31, 2017	Apr. 30, 2017	Jul. 31, 2016	Apr. 30, 2016	Apr. 30, 2015
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Working Capital Surplus	$ 2,436,000	$ 2,862,000
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	$ 2,380,649	$ 2,159,344	$ 1,939,900	$ 2,235,597	$ 2,364,360